Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2008	$ 331	$ 46,864	$ (8,680)	$ 11,325	$ (125)	$ 49,715
Exercise of stock options	1	62				63
Treasury stock purchases			(39)			(39)
Cash dividend declared				(2,234)		(2,234)
Net Income				3,748		3,748
Unrealized gain (loss) on securities available for sale, net of deferred income tax					138	138
Total Comprehensive income						3,886
Balances at Dec. 31, 2009	332	46,926	(8,719)	12,839	13	51,391
Common Stock issued for the acquisition of a Bank	316	38,329	(235)			38,410
Exercise of stock options	1	72				73
Treasury stock purchases			(1,806)			(1,806)
Cash dividend declared				(3,412)		(3,412)
Net Income				14,326		14,326
Unrealized gain (loss) on securities available for sale, net of deferred income tax					(12)	(12)
Benefit plans, net of deferred income tax					4	4
Total Comprehensive income						14,318
Balances at Dec. 31, 2010	649	85,327	(10,760)	23,753	5	98,974
Common Stock issued for the acquisition of a Bank	41	6,126				6,167
Exercise of stock options	2	235				237
Stock compensation expense		12				12
Tax benefit on stock compensation		15				15
Treasury stock purchases			(5,567)			(5,567)
Cash dividend declared				(4,549)		(4,549)
Net Income				6,051		6,051
Unrealized gain (loss) on securities available for sale, net of deferred income tax					(31)	(31)
Benefit plans, net of deferred income tax					(1,261)	(1,261)
Total Comprehensive income						4,759
Balances at Dec. 31, 2011	$ 692	$ 91,715	$ (16,327)	$ 25,255	$ (1,287)	$ 100,048